Stock-based Compensation - Summary of Exercise Price and Remaining Life Information about Options Exercisable (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares Exercisable (in Shares) | shares	7,583,000
Aggregate Intrinsic value (in Dollars) | $	$ 7,472
$1.18 - $2.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 1.18
Upper exercise price	$ 2.65
Shares Exercisable (in Shares) | shares	2,230,000
Weighted average remaining contractual life	8 years 4 months 24 days
Weighted average exercise price	$ 1.83
Aggregate Intrinsic value (in Dollars) | $	$ 350
$0.4 - $1.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.40
Upper exercise price	$ 1.17
Shares Exercisable (in Shares) | shares	2,143,750
Weighted average remaining contractual life	2 years 5 months 16 days
Weighted average exercise price	$ 0.53
Aggregate Intrinsic value (in Dollars) | $	$ 2,465
$0.05 - $0.39
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.05
Upper exercise price	$ 0.39
Shares Exercisable (in Shares) | shares	3,209,250
Weighted average remaining contractual life	3 years 1 month 21 days
Weighted average exercise price	$ 0.23
Aggregate Intrinsic value (in Dollars) | $	$ 4,657